LINES OF CREDIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
LINES OF CREDIT
Schedule of Lines of Credit
	March 31, 2025	December 31, 2024
National	$3,816,515	$4,012,642
Alpha	769,867	960,867
Pancreta	1,437,670	1,583,291
Attica Bank	849,483	-
EFG	431,840	428,252
Ending balance	$7,305,376	$6,985,052

	December 31, 2024	December 31, 2023
National	$4,012,642	$3,918,523
Alpha	960,867	1,130,140
Pancreta	1,583,291	1,122,210
EFG	428,252	459,400
Ending balance	$6,985,052	$6,630,273